Business Combinations - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Jun. 22, 2015 JPY (¥)	Mar. 31, 2017 JPY (¥) Entity	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)
Business Acquisition [Line Items]
Business acquisitions, goodwill recognized			¥ 1,229,208	¥ 1,186,161	¥ 1,086,636
Business acquisitions, noncontrolling interest			¥ 45,097	¥ 28,272	¥ 25,912
German Data Center Services Provider E-shelter
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	86.70%
Business acquisitions, consideration transferred	¥ 98,096
Business acquisitions, fair value of the asset acquired	130,829
Business acquisitions, fair value of the liabilities assumed	91,427
Business acquisitions, goodwill recognized	70,422
Business acquisitions, noncontrolling interest	¥ 11,728
Dell Services Division | Scenario, Forecast
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Business acquisitions, consideration transferred		¥ 3,055
Date of acquisition agreement		Mar. 28, 2016
Business acquisition number of companies acquired | Entity		3